united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2017
Principal					Fair Value
	BONDS - 6.2%
	RETAIL - 5.3%
$500,000	Gamestop Corp., 6.750%, 3/15/2021 ^				$525,000
2,500,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022				2,522,000
					3,047,000
	TELECOMMUNICATIONS - 0.9%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025				169,650
500,000	Frontier Communications Corp., 10.500%, 9/15/2022				379,375
					549,025

	TOTAL BONDS (Cost $3,461,792)				3,596,025
Shares
	CLOSED-END FUNDS - 9.5%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.				97,600
10,000	Aberdeen Income Credit Strategies Fund				140,300
32,134	Ares Dynamic Credit Allocation Fund, Inc.				527,640
20,000	Barings Global Short Duration High Yield Fund				387,600
7,481	BlackRock Core Bond Trust				105,033
40,000	Deutsche Multi-Market Income Trust				354,000
20,000	Eaton Vance Limited Duration Income Fund				273,000
40,000	Eaton Vance Senior Income Trust				260,800
30,000	First Trust High Income Long/Short Fund				496,800
30,000	Invesco Dynamic Credit Opportunities Fund				351,300
40,000	Invesco Senior Income Trust				175,600
37,125	Nuveen Real Asset Income and Growth Fund				660,825
30,000	Nuveen Short Duration Credit Opportunities Fund				498,900
20,000	PIMCO Dynamic Credit and Mortgage Income Fund				448,800
20,000	Prudential Global Short Duration High Yield Fund, Inc.				288,200
30,000	Prudential Short Duration High Yield Fund, Inc.				443,100
	TOTAL CLOSED-END FUNDS (Cost $5,395,104)				5,509,498

	COMMON STOCKS - 42.0%
	APPAREL - 3.3%
142,500	Under Armour, Inc. *(e)				1,898,100

	AUTO MANUFACTURERS - 3.7%
170,600	Ford Motor Co.				2,130,794

	BANKS - 2.0%
40,000	Barclays PLC - ADR				436,000
6,900	Capital One Financial Corp. (a)(d)				687,102
2,500	ING Groep NV - ADR				46,150
					1,169,252
	BUILDING MATERIALS - 2.7%
205,136	Cemex SAB de CV - ADR *				1,538,520

	COMMERCIAL SERVICES- 0.5%
5,000	Macquarie Infrastructure Corp.				321,000

	DISTRIBUTION/WHOLESALE - 0.3%
5,000	Triton International Ltd.				187,250

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,200	PJT Partners, Inc.				54,720

	ENGINEERING & CONSTRUCTION - 3.1%
35,000	Fluor Corp. (e)				1,807,750

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares					Fair Value
	HEALTHCARE-SERVICES - 1.9%
15,000	DaVita, Inc. (e)				$1,083,750

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc.				23,275

	INVESTMENT COMPANIES - 2.7%
50,000	Apollo Investment Corp.				283,000
68,818	Ares Capital Corp. (a)(d)(e)				1,081,819
30,000	Prospect Capital Corp. (b)				202,200
					1,567,019
	LEISURE TIME - 1.9%
9,100	Polaris Industries, Inc. (d)				1,128,309

	MISCELLANEOUS MANUFACTURER - 0.8%
28,000	General Electric Co. (e)				488,600

	OIL & GAS - 4.1%
20,000	HollyFrontier Corp. (d)				1,024,400
20,000	Hugoton Royalty Trust				28,000
10,000	Marathon Petroleum Corp. (d)				659,800
500,000	Obsidian Energy Ltd. *(b)				620,000
42,600	Whiting USA Trust II - Trust Unit				48,990
					2,381,190
	PHARMACEUTICALS - 1.4%
10,000	GlaxoSmithKline PLC				354,700
20,000	Mallinckrodt PLC *				451,200
					805,900
	REAL ESTATE - 0.7%
2,500	Jones Lang LaSalle, Inc.				372,325
636	RMR Group, Inc.				37,715
					410,040
	RETAIL - 10.4%
1,000	AutoZone, Inc. *(e)				711,370
20,000	Bed Bath & Beyond, Inc.				439,800
3,000	Chipotle Mexican Grill, Inc. *(a)				867,090
10,000	CVS Health Corp.				725,000
60,000	GameStop Corp. (b)				1,077,000
20,000	Tailored Brands, Inc.				436,600
10,000	Tractor Supply Co. (d)				747,500
20,000	Williams-Sonoma, Inc. (d)				1,034,000
					6,038,360
	SOFTWARE - 0.1%
2,500	First Data Corp. *				41,775

	TELECOMMUNICATIONS - 2.3%
35,000	America Movil SAB de CV - ADR (a)(e)				600,250
6,666	Frontier Communications Corp. (d)				45,062
10,000	Millicom International Cellular SA				674,100
					1,319,412

	TOTAL COMMON STOCKS (Cost $27,976,538)				24,395,016
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares					Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.8%
40,000	AGNC Investment Corp. (a)				$807,600
25,750	Annaly Capital Management, Inc.				306,168
29,378	Ares Commercial Real Estate Corp.				378,976
30,000	CYS Investments, Inc.				240,900
49,000	Government Properties Income Trust (e)				908,460
8,168	Granite Point Mortgage Trust, Inc.				144,900
10,000	One Liberty Properties, Inc.				259,200
25,267	Sabra Health Care REIT, Inc.				474,262
43,096	Two Harbors Investment Corp.				700,741
71,199	VEREIT, Inc.				554,640
125,000	Washington Prime Group, Inc.				890,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,039,000)				5,665,847

	EXCHANGE-TRADED FUNDS (ETFs) - 0.8%
	DEBT FUNDS - 0.8%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield				485,700
	TOTAL EXCHANGE-TRADED FUNDS (ETFs) (Cost $512,600)				485,700

	LIMITED PARTNERSHIPS - 9.0%
	PIPELINES - 5.1%
45,000	Energy Transfer Equity LP (e)				776,700
51,846	Energy Transfer Partners LP (a)				929,080
30,000	Enterprise Products Partners LP (a)				795,300
12,200	Williams Partners LP (e)				473,116
					2,974,196
	PRIVATE EQUITY - 3.5%
50,000	Blackstone Group LP (d)(e)				1,601,000
20,000	KKR & Co. LP				421,200
					2,022,200
	REAL ESTATE - 0.4%
9,000	Brookfield Property Partners LP				199,440

	TOTAL LIMITED PARTNERSHIPS (Cost $6,285,778)				5,195,836

	PREFERRED STOCK - 7.0%
	BANKS - 1.2%
17,300	Popular Capital Trust II, 6.125%, 12/1/2034				390,980
12,000	Webster Financial Corp., 5.250%, Perpetual				304,920
					695,900
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
3,000	SLM Corp., Quarterly US LIBOR +1.700% ****				206,220

	FINANCIAL SERVICES - 0.2%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual				79,897
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual				58,757
					138,654
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.2%
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual				760,800
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual				375,300
1,262	Ashford Hospitality Trust, Inc., 8.450%, Perpetual				31,777
8,035	Colony NorthStar, Inc., 8.250%, Perpetual				204,250
21,350	CYS Investments, Inc., 7.750%, Perpetual				534,177
15,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual				375,750
5,000	Sabra Health Care REIT, Inc., 7.125%, Perpetual				127,350
					2,409,404
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares					Fair Value
	TELECOMMUNICATIONS - 0.4%
23,000	Frontier Communications Corp., 11.125%, 6/29/2018				$248,860

	TRANSPORTATION - 0.6%
15,000	Seaspan Corp., 8.250%, Perpetual				372,300

	TOTAL PREFERRED STOCK (Cost $5,761,470)				4,071,338

Contracts***
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.0% *
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.00				5,000
	TOTAL CALL OPTIONS PURCHASED - (Cost $70,339)				5,000

Shares
	SHORT-TERM INVESTMENTS - 9.1%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.3%
1,943,478	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.18% **(c)				1,943,478

	MONEY MARKET FUND - 5.8%
3,335,465	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.18% **				3,335,465

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,278,943)				5,278,943

	TOTAL INVESTMENTS IN LONG SECURITIES - 93.4% (Cost $61,781,564) (f)				$54,203,203
	TOTAL CALL OPTIONS WRITTEN - (0.4) % (Premiums Received $186,169) (f)				(229,100)
	TOTAL PUT OPTIONS WRITTEN - (0.7) % (Premiums Received $442,523) (f)				(383,815)
	TOTAL SECURITIES SOLD SHORT - (1.2) % (Proceeds $1,105,336)				(708,343)
	OTHER ASSETS IN EXCESS LIABILITES - 8.9%				5,167,726
	TOTAL NET ASSETS - 100.0%				$58,049,671

Contracts***		Counterparty	Notional Value at December 31, 2017		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4) % *
100	Ares Capital Corp.
	Expiration March 2018, Exercise Price $16.00	Interactive Brokers	$160,000		$3,500
200	Blackstone Group LP
	Expiration March 2018, Exercise Price $34.00	Interactive Brokers	680,000		6,800
35	Capital One Financial Corp.
	Expiration January 2018, Exercise Price $90.00	Interactive Brokers	315,000		35,700
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.50	Interactive Brokers	1,100,000		5,000
100	HollyFrontier Corp.
	Expiration March 2018, Exercise Price $48.00	Interactive Brokers	480,000		49,000
100	Marathon Petroleum Corp.
	Expiration April 2018, Exercise Price $65.00	Interactive Brokers	650,000		39,900
50	Polaris Industries, Inc.
	Expiration March 2018, Exercise Price $135.00	Interactive Brokers	675,000		16,500
50	Tractor Supply Co.
	Expiration January 2018, Exercise Price $65.00	Interactive Brokers	325,000		51,200
100	Williams-Sonoma, Inc.
	Expiration February 2018, Exercise Price $52.50	Interactive Brokers	525,000		21,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $186,169)				$229,100

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Contracts***		Counterparty	Notional Value at December 31, 2017		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.7) % *
250	America Movil SAB de CV - ADR
	Expiration February 2018, Exercise Price $17.00	Interactive Brokers	425,000		$12,500
100	Ares Capital Corp.
	Expiration March 2018, Exercise Price $16.00	Interactive Brokers	160,000		7,500
10	AutoZone, Inc.
	Expiration January 2018, Exercise Price $540.00	Interactive Brokers	540,000		2,600
10	AutoZone, Inc.
	Expiration March 2018, Exercise Price $600.00	Interactive Brokers	600,000		4,900
200	Blackstone Group LP
	Expiration March 2018, Exercise Price $30.00	Interactive Brokers	600,000		12,000
50	Davita, Inc.
	Expiration January 2018, Exercise Price $57.50	Interactive Brokers	287,500		250
250	Energy Transfer Equity LP
	Expiration January 2018, Exercise Price $17.50	Interactive Brokers	437,500		12,250
25	Expedia, Inc.
	Expiration January 2018, Exercise Price $115.00	Interactive Brokers	287,500		2,125
50	Expedia, Inc.
	Expiration February 2018, Exercise Price $115.00	Interactive Brokers	575,000		15,350
25	Expedia, Inc.
	Expiration February 2018, Exercise Price $115.00	Interactive Brokers	287,500		19,375
100	Fluor Corp.
	Expiration January 2018, Exercise Price $42.50	Interactive Brokers	425,000		250
120	General Electric Co.
	Expiration January 2018, Exercise Price $20.00	Interactive Brokers	240,000		30,240
250	Government Properties Income Trust
	Expiration March 2018, Exercise Price $17.50	Interactive Brokers	437,500		7,500
30	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration March 2018, Exercise Price $40.00	Interactive Brokers	120,000		41,025
100	Johnson Controls International
	Expiration January 2018, Exercise Price $40.00	Interactive Brokers	400,000		20,000
100	Lowe's Cos., Inc.
	Expiration January 2018, Exercise Price $75.00	Interactive Brokers	750,000		100
200	Regal Entertainment Group
	Expiration January 2018, Exercise Price $15.00	Interactive Brokers	300,000		500
100	Southern Co.
	Expiration February 2018, Exercise Price $48.00	Interactive Brokers	480,000		11,600
100	Tata Motors Ltd.
	Expiration Janaury 2018, Exercise Price $30.00	Interactive Brokers	300,000		1,000
100	Tata Motors Ltd.
	Expiration January 2018, Exercise Price $32.00	Interactive Brokers	320,000		2,500
50	TJX Cos., Inc.
	Expiration January 2018, Exercise Price $67.50	Interactive Brokers	337,500		250
100	Under Armour, Inc.
	Expiration January 2018, Exercise Price $32.50	Interactive Brokers	325,000		174,000
60	Williams Partners LP
	Expiration March 2018, Exercise Price $37.50	Interactive Brokers	225,000		6,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $442,523)				$383,815
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares					Fair Value
	SECURITIES SOLD SHORT - (1.2) % *
3,387	iPATH S&P 500 VIX Short-Term Futures ETN				$94,565
2,300	SPDR S&P 500 ETF Trust				613,778
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,105,336)				$708,343

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.90% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2017.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of December 31, 2017.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at December 31, 2017. Total loaned securities had a market value of $1,895,933 at December 31, 2017.
(c) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2017. Total collateral had a market value of $1,943,478 at December 31, 2017.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $59,167,231, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$4,084,542
				Unrealized depreciation	(10,369,828)
				Net unrealized depreciation	$(6,285,286)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2017
Principal					Fair Value
	BONDS - 10.5%
	RETAIL - 9.9%
$200,000	GameStop Corp., 6.750%, 3/15/2021 ^				$210,000
925,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022				933,140
					1,143,140
	TELECOMMUNICATIONS - 0.6%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022				75,875

	TOTAL BONDS (Cost $1,101,005)				1,219,015

Shares
	COMMON STOCKS - 34.8%
	AGRICULTURE - 1.4%
5,000	Andersons, Inc.				155,750

	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *				32,010

	COMMERCIAL SERVICES - 0.7%
4,000	Textainer Group Holdings Ltd. *				86,000

	DISTRIBUTION/WHOLESALE - 1.6%
5,000	Triton International Ltd.				187,250

	ENERGY-ALTERNATE SOURCES - 0.9%
7,000	FutureFuel Corp. (d)				98,630

	ENTERTAINMENT - 2.0%
10,000	Regal Entertainment Group				230,100

	ENVIRONMENTAL CONTROL - 0.7%
5,000	Covanta Holding Corp.				84,500

	INSURANCE - 0.6%
10,000	Maiden Holdings Ltd. (e)				66,000

	INVESTMENT COMPANIES - 3.0%
10,000	Apollo Investment Corp.				56,600
9,660	Ares Capital Corp.				151,855
20,000	Prospect Capital Corp. (b)				134,800
					343,255
	IRON/STEEL - 0.6%
10,000	Cliffs Natural Resources, Inc. *				72,100

	MEDIA - 0.7%
17,000	Salem Media Group, Inc.				76,500

	METAL FABRICATE/HARDWARE - 1.0%
9,093	Ampco-Pittsburgh Corp.				112,753

	MINING - 3.7%
6,000	Compass Minerals International, Inc.				433,500

	OIL & GAS - 2.0%
4,450	CVR Energy, Inc.				165,718
3,200	Ensco PLC				18,912
20,000	Obsidian Energy Ltd. *(b)				24,800
23,500	Whiting USA Trust II				27,025
					236,455
	OIL & GAS SERVICES - 0.9%
7,299	Gulf Island Fabrication, Inc.				97,989

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares					Fair Value
	PHARMACEUTICALS - 0.1%
14,500	Veru, Inc. *				$16,675

	REAL ESTATE - 1.3%
107	RMR Group, Inc.				6,345
21,900	Xinyuan Real Estate Co., Ltd. - ADR (e)				149,139
					155,484
	RETAIL - 10.5%
15,000	Buckle, Inc. (b)				356,250
6,500	Cheesecake Factory, Inc.				313,170
20,000	Chico's FAS, Inc.				176,400
100	Cracker Barrel Old Country Store, Inc.				15,889
24,180	Destination Maternity Corp. *				71,815
10,000	GameStop Corp.				179,500
5,000	Tailored Brands, Inc.				109,150
					1,222,174
	TELECOMMUNICATIONS - 0.6%
26,955	RF Industries Ltd.				72,779

	TRANSPORTATION - 2.2%
10,000	Ardmore Shipping Corp.				80,000
1,300	Matson, Inc.				38,792
20,000	Seaspan Corp.				135,000
					253,792

	TOTAL COMMON STOCKS (Cost $5,189,821)				4,033,696

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 17.0%
25,000	Ares Commercial Real Estate Corp. (a)				322,500
3,125	ARMOUR Residential REIT, Inc.				80,375
5,000	CoreCivic, Inc. (e)				112,500
20,000	CYS Investments, Inc. (a)				160,600
10,000	Farmland Partners, Inc.				86,800
10,000	Government Properties Income Trust (a)(e)				185,400
2,842	Granite Point Mortgage Trust, Inc.				50,417
7,000	Invesco Mortgage Capital, Inc.				124,810
15,000	MTGE Investment Corp. (a)				277,500
400	One Liberty Properties, Inc.				10,368
5,615	Sabra Health Care REIT, Inc.				105,394
15,000	Two Harbors Investment Corp.				243,900
30,000	Washington Prime Group, Inc. (a)				213,600
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,360,152)				1,974,164

	LIMITED PARTNERSHIPS - 9.3%
	CHEMICALS - 0.6%
900	Terra Nitrogen Co. LP				71,829

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,000	Ares Management LP				100,000

	INVESTMENT COMPANIES - 1.5%
10,000	Compass Diversified Holdings				169,500

	MINING - 0.2%
4,000	Emerge Energy Services LP *				28,760

	OIL & GAS - 0.5%
3,500	CVR Refining LP *				57,925

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares					Fair Value
	OIL & GAS SERVICES - 0.7%
15,000	CSI Compressco LP				$82,050

	PIPELINES - 2.5%
5,000	Boardwalk Pipeline Partners LP				64,550
5,000	Holly Energy Partners LP				162,450
2,000	NuStar Energy LP				59,900
					286,900
	REAL ESTATE - 0.9%
5,000	Brookfield Property Partners LP				110,800

	TRANSPORTATION - 1.5%
12,500	Martin Midstream Partners LP				175,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)				1,082,764

	PREFERRED STOCK - 10.4%
	BANKS - 1.8%
8,000	Webster Financial Corp., 5.250%, Perpetual				203,280

	INVESTMENT COMPANIES - 1.1%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024				129,400

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.4%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual				250,200
5,000	CYS Investments, Inc., 7.500%, Perpetual				123,900
5,000	CYS Investments, Inc., 7.750%, Perpetual				125,100
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual				125,250
					624,450
	TRANSPORTATION - 2.1%
5,000	Seaspan Corp., 7.950%, Perpetual				123,150
5,000	Seaspan Corp., 8.250%, Perpetual				124,100
					247,250
	TOTAL PREFERRED STOCK (Cost $1,057,635)				1,204,380

	SHORT-TERM INVESTMENTS - 17.3%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.7%
537,477	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.14% **(c)				537,477

	MONEY MARKET FUND - 12.6%
1,465,913	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.14% **				1,465,913

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,003,390)				2,003,390

	TOTAL INVESTMENTS IN LONG SECURITIES - 99.3% (Cost $13,524,564) (f)				$11,517,409
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $3,504) (f)				(1,400)
	TOTAL PUT OPTIONS WRITTEN - (0.1) % (Premiums Received $31,967) (f)				(8,575)
	TOTAL SECURITIES SOLD SHORT - (0.8) % (Proceeds $171,232)				(97,508)
	OTHER ASSETS IN EXCESS LIABILITES - 1.6%				184,011
	TOTAL NET ASSETS - 100.0%				$11,593,937

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Contracts***		Counterparty	Notional Value at December 31, 2017		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % *
70	FutureFuel Corp.
	Expiration February 2018, Exercise Price $15.00	Interactive Brokers	$105,000		$1,400
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $3,504)				$1,400
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) % *
10	Allegiant Travel Co.
	Expiration January 2018, Exercise Price $130.00	Interactive Brokers	$130,000		$200
50	CoreCivic, Inc.
	Expiration March 2018, Exercise Price $20.00	Interactive Brokers	100,000		2,000
50	Government Properties Income Trust
	Expiration March 2018, Exercise Price $17.50	Interactive Brokers	87,500		1,500
50	Maiden Holdings Ltd.
	Expiration February 2018, Exercise Price $7.50	Interactive Brokers	37,500		3,750
50	Sturm Ruger & Co., Inc.
	Expiration January 2018, Exercise Price $50.00	Interactive Brokers	250,000		625
100	Xinyuan Real Estate Co. Ltd.
	Expiration January 2018, Exercise Price $5.00	Interactive Brokers	50,000		500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $31,967)				$8,575

Shares
	SECURITIES SOLD SHORT - (0.8) % *
625	iPATH S&P 500 VIX Short-Term Futures ETN				17,450
300	SPDR S&P 500 ETF Trust				80,058
	TOTAL SECURITIES SOLD SHORT (Proceeds $171,232)				$97,508

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.81% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security
** Interest rate reflects seven-day effective yield on December 31, 2017.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at December 31, 2017. Total loaned securities had a market value of $512,003 at December 31, 2017.
(c) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2017. Total collateral had a market value of $537,477 at December 31, 2017.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,939,000, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$795,552
				Unrealized depreciation	(2,324,626)
				Net unrealized depreciation	$(1,529,074)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2017

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$-	$3,596,025	$-	$3,596,025
Closed-End Funds	5,509,498	-	-	5,509,498
Common Stock (a)	24,395,016	-	-	24,395,016
Real Estate Investment Trusts	5,665,847	-	-	5,665,847
Exchange Traded Funds	485,700	-	-	485,700
Limited Partnerships	5,195,836	-	-	5,195,836
Preferred Stock	4,071,338	-	-	4,071,338
Call Options Purchased	-	5,000	-	5,000
Investment Purchased as Securities Lending Collateral	1,943,478	-	-	1,943,478
Money Market Fund	3,335,465	-	-	3,335,465
Total	$50,602,178	$3,601,025	$-	$54,203,203

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$55,800	$173,300	$-	$229,100
Put Options Written	82,625	301,190	-	383,815
Securities Sold Short	708,343	-	-	708,343
Total	$846,768	$474,490	$-	$1,321,258

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$-	$1,219,015	$-	$1,219,015
Common Stock (a)	4,033,696	-	-	4,033,696
Real Estate Investment Trusts	1,974,164	-	-	1,974,164
Limited Partnerships	1,082,764	-	-	1,082,764
Preferred Stock	1,204,380	-	-	1,204,380
Investment Purchased as Securities Lending Collateral	537,477	-	-	537,477
Money Market Fund	1,465,913	-	-	1,465,913
Total	$10,298,394	$1,219,015	$-	$11,517,409

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$1,400	$-	$1,400
Put Options Written	-	8,575	-	8,575
Securities Sold Short	97,508	-	-	97,508
Total	$97,508	$9,975	$-	$107,483

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2017, the amount of unrealized appreciation and depreciation on option contracts written subject to equity price risk amounted to $15,777 and $25,496 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized depreciation on purchased options, as of December 31, 2017 for the Camelot Premium Return Fund was $65,339. As of December 31, 2017, the amount of realized gain on option contracts subject to equity price risk amounted to $490,626 and $52,877 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/26/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/26/2018